Gain and Losses on Derecognition of Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2022
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gain and Losses on derecognition of Financial Assets at Amortized Cost [text block table]	in € m. 2022 2021 2020 Gains 11 15 344 Losses (13) (15) (33) Net gains (losses) from derecognition of financial assets measured at amortized cost (2) 1 311